Statements of Net Assets Available for Benefits - EBP 055 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Interest in Lockheed Martin Corporation Defined Contribution Plans Master Trust:
Investments at fair value	$ 3,051,475	$ 2,651,359
Investments in fully benefit-responsive investment contracts at contract value	298,693	287,601
Receivables:
Notes receivable from participants	57,927	48,231
Total assets	3,408,095	2,987,191
Liabilities
Administrative expenses payable	338	338
Total net assets available for benefits	$ 3,407,757	$ 2,986,853